Schedule of Investments (unaudited)
January 31, 2024
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	317,326	$ 136,262,958
Banks — 4.4%
PNC Financial Services Group, Inc. (The)	909,639	137,546,513
Wells Fargo & Co.	5,876,257	294,870,576
		432,417,089
Beverages — 7.4%
Coca-Cola Co. (The)	6,332,633	376,728,337
PepsiCo, Inc.	2,135,993	359,978,900
		736,707,237
Biotechnology — 8.0%
AbbVie, Inc.	3,672,372	603,737,957
Gilead Sciences, Inc.	2,422,603	189,592,911
		793,330,868
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	254,456	10,661,706
Blackstone, Inc., Class A, NVS	1,039,926	129,418,791
Carlyle Group, Inc. (The)	413,885	16,563,678
Cohen & Steers, Inc.	48,429	3,410,370
Franklin Resources, Inc.	706,283	18,808,316
Invesco Ltd.	888,921	14,071,619
Janus Henderson Group PLC	400,605	11,521,400
Moelis & Co., Class A	170,585	9,377,058
T Rowe Price Group, Inc.	556,553	60,358,173
		274,191,111
Chemicals — 1.8%
Dow, Inc.	1,982,829	106,279,634
LyondellBasell Industries NV, Class A	719,242	67,695,057
		173,974,691
Communications Equipment — 3.5%
Cisco Systems, Inc.	6,834,929	342,976,737
Containers & Packaging — 0.4%
Amcor PLC	3,938,544	37,140,470
Distributors — 0.3%
Genuine Parts Co.	200,284	28,085,825
Diversified Consumer Services — 0.1%
H&R Block, Inc.	210,391	9,854,714
Diversified Telecommunication Services — 6.4%
Verizon Communications, Inc.	14,939,094	632,670,631
Electric Utilities — 6.5%
ALLETE, Inc.	130,179	7,694,881
Alliant Energy Corp.	455,539	22,166,528
American Electric Power Co., Inc.	1,184,720	92,574,021
Duke Energy Corp.	1,730,040	165,789,733
Exelon Corp.	1,870,681	65,118,405
FirstEnergy Corp.	1,159,622	42,534,935
PNM Resources, Inc.	152,549	5,526,850
PPL Corp.	1,379,699	36,148,114
Southern Co. (The)	2,088,750	145,209,900
Xcel Energy, Inc.	952,593	57,031,743
		639,795,110
Financial Services — 0.3%
Radian Group, Inc.	299,174	8,670,063
Western Union Co. (The)	1,453,864	18,275,070
		26,945,133
Security	Shares	Value
Food Products — 1.3%
General Mills, Inc.	1,069,724	$ 69,435,785
Hormel Foods Corp.	514,382	15,621,782
Ingredion, Inc.	98,874	10,635,876
Kellanova	564,257	30,898,713
		126,592,156
Gas Utilities — 0.3%
Atmos Energy Corp.	214,324	24,420,076
New Jersey Resources Corp.	190,508	7,778,442
		32,198,518
Health Care Equipment & Supplies — 2.1%
Medtronic PLC	2,388,911	209,125,269
Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants, Inc.	200,789	32,644,276
Household Products — 1.1%
Clorox Co. (The)	214,563	31,165,276
Kimberly-Clark Corp.	668,629	80,884,050
Reynolds Consumer Products, Inc.	79,074	2,148,440
		114,197,766
Insurance — 0.4%
Cincinnati Financial Corp.	235,199	26,060,049
Old Republic International Corp.	452,138	12,677,950
		38,737,999
IT Services — 3.6%
International Business Machines Corp.	1,945,567	357,322,835
Media — 0.3%
Omnicom Group, Inc.	335,165	30,292,213
Multi-Utilities — 2.2%
DTE Energy Co.	375,449	39,579,834
Public Service Enterprise Group, Inc.	923,818	53,572,206
Sempra	1,054,540	75,462,882
WEC Energy Group, Inc.	595,543	48,096,053
		216,710,975
Oil, Gas & Consumable Fuels — 20.9%
Antero Midstream Corp.	1,139,208	13,943,906
Chevron Corp.	3,866,613	570,054,755
Chord Energy Corp.	136,503	20,988,701
Coterra Energy, Inc.	1,236,070	30,753,422
Diamondback Energy, Inc.	809,027	124,379,811
DT Midstream, Inc.	243,993	13,099,984
Exxon Mobil Corp.	7,892,000	811,376,520
Kinder Morgan, Inc.	6,514,395	110,223,563
Phillips 66	758,769	109,497,954
Pioneer Natural Resources Co.	690,949	158,800,809
Williams Cos., Inc. (The)	3,119,868	108,134,625
		2,071,254,050
Pharmaceuticals — 12.8%
Bristol-Myers Squibb Co.	4,783,560	233,772,577
Johnson & Johnson	3,762,844	597,915,912
Merck & Co., Inc.	3,602,769	435,142,440
		1,266,830,929
Professional Services — 0.6%
Paychex, Inc.	475,309	57,859,365
Semiconductors & Semiconductor Equipment — 2.7%
Skyworks Solutions, Inc.	223,257	23,321,426
Texas Instruments, Inc.	1,554,957	248,979,715
		272,301,141

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 7.7%
Altria Group, Inc.	8,621,381	$ 345,889,805
Philip Morris International, Inc.	4,552,875	413,628,694
		759,518,499
Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	80,906	7,983,804
Water Utilities — 0.1%
Essential Utilities, Inc.	432,770	15,519,132
Total Long-Term Investments — 99.8% (Cost: $9,765,494,266)		9,873,441,501
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	15,183,185	15,183,185
Total Short-Term Securities — 0.1% (Cost: $15,183,185)		15,183,185
Total Investments — 99.9% (Cost: $9,780,677,451)		9,888,624,686
Other Assets Less Liabilities — 0.1%		8,770,636
Net Assets — 100.0%		$ 9,897,395,322
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 3,265(b)	$ —	$ (3,265)	$ —	$ —	—	$ 2,419(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	22,682,184	—	(7,498,999)(b)	—	—	15,183,185	15,183,185	791,743	—
BlackRock, Inc.(a)	—	200,966,076	(224,482,552)	23,516,476	—	—	—	2,565,445	—
				$ 23,513,211	$ —	$ 15,183,185		$ 3,359,607	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core High Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	157	03/15/24	$ 11,593	$ 406,791
E-Mini Dow Jones Industrial Average Index	30	03/15/24	5,742	370,621
E-Mini Energy Select Sector Index	64	03/15/24	5,613	136,712
				$ 914,124
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 9,873,441,501	$ —	$ —	$ 9,873,441,501
Short-Term Securities
Money Market Funds	15,183,185	—	—	15,183,185
	$ 9,888,624,686	$ —	$ —	$ 9,888,624,686
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 914,124	$ —	$ —	$ 914,124
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
3